CAPITAL (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of objectives, policies and processes for managing capital [text block] [Abstract]
Capital Requirements Directive and Regulation Resources [table text block]	The Group’s transitional capital resources are summarised as follows:

	2019 £m	2018 £m
Common equity tier 1 capital	24,637	25,457
Additional tier 1 capital	6,905	5,937
Tier 2 capital	6,434	7,087
Total capital	37,976	38,481